Other liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Miscellaneous liabilities [abstract]
Disclosure of other liabilities [Table Text Block]

	09/30/2023	12/31/2022
Payments to be processed (a)	750,406	648,887
Provisions for salaries, vacations and other labor charges	151,379	77,383
Lease liabilities (Note 24.a)	127,676	146,705
Digital customer portfolio - Inter & Co. Payments, Inc.	—	89,518
Pending settlements (b)	73,657	31,352
Contract liabilities (c)	42,679	45,364
Agreements	39,120	33,736
Other liabilities	75,410	100,582
Total	1,260,327	1,173,527

(a)    The balance is substantially composed of: credit operation installments to be transferred, payment orders to be settled, suppliers to be paid, liabilities from business combinations and fees to be paid;
(b)    Refer to customer operations intended for carrying out business with fixed income securities, shares, commodities and financial assets, which will be settled within a maximum period of D+5;
(c) The balance consists of amounts received, not yet recognized in the income statement arising from the exclusive contract for insurance products signed between the subsidiary Inter Digital Corretora and Consultoria de Seguros Ltda. (“Inter Seguros”) and Liberty Seguros.

Schedule of lease liabilities
The changes in lease liabilities as of September 30, 2023 and year ended December 31, 2022 are as follows:

Balance at January 1, 2023	146,705
New contracts	3,023
Payments	(28,548)
Accrued interest	6,496
Ending balance at September 30, 2023	127,676

Balance at January 1, 2022	137,085
New contracts	1,225
Payments	(38,882)
Accrued interest	47,277
Ending balance at December 31, 2022	146,705

Schedule of lease maturity [Table Text Block]
The maturity of the lease liabilities as of September 30, 2023 and year ended December 31, 2022 is as follows:

	09/30/2023	12/31/2022
Up to 1 year	4,389	2,890
From 1 year to 5 years	15,789	26,009
Above 5 years	107,498	117,806
Total	127,676	146,705